Assets pledged, collateral received and assets transferred - Disclosure of recourse to transferred assets (Details) - GBP (£) £ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Transferred assets	£ 247,018	£ 268,570
Associated liabilities	(121,751)	(124,206)
Securitisation vehicles
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Transferred assets	7,997	6,769
Associated liabilities	(1,575)	(2,336)
Transferred assets, fair value	8,560	7,315
Associated liabilities, fair value	(1,579)	(2,303)
Other
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Transferred assets	7,697	5,819
Associated liabilities	(7,271)	(5,188)
Other | Securitisation vehicles
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Transferred assets	6,575	6,769
Associated liabilities	(1,575)	(2,336)
Transferred assets, fair value	7,158	7,315
Associated liabilities, fair value	(1,579)	(2,303)
Net position	£ 5,579	£ 5,012